Income taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income taxes
The provision for income taxes in the consolidated statements of operations represents an effective tax rate different than the Canadian enacted statutory rate of 26.5% (2012 – 26.5%). The differences are as follows:

	2013	2012
Expected income tax expense / (recovery) at Canadian statutory rate	$16,072	$1,726
Increase (decrease) resulting from:
Recognition of deferred credit	(6,676)	(5,092)
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(2,338)	(6,282)
Non-taxable corporate dividend	(2,896)	(666)
Noncontrolling interests share of income	4,266	(2,835)
Production tax credit	(247)	(676)
Allowance for equity funds used during construction	(694)	(402)
State taxes	313	—
Other	1,355	(140)
Income tax recovery	$9,155	$(14,367)

For the years ended December 31, 2013 and 2012, income/(loss) from continuing operations before taxes consists of the following:

	2013	2012
Canadian operations	$19,687	$12,251
U.S. operations	40,962	(5,715)
	$60,649	$6,536

As a result of the business combination transaction in 2009, APUC recorded certain additional tax attributes. These tax attributes have been recognized to the extent management believes they are more likely than not to be realized. The excess of the carrying amount of the tax attributes recorded over the consideration was recorded as a deferred credit of $55,647 on the transaction date. The deferred credit is being recognized in income as a deferred income tax recovery in relative proportion to the amount of the related tax attributes that are utilized in the period.
Income tax expense (recovery) attributable to income/(loss) consists of:

	Current	Deferred	Total
Year ended December 31, 2013
Canada	$1,532	$881	$2,413
United States	994	5,748	6,742
	$2,526	$6,629	$9,155
Year ended December 31, 2012
Canada	$127	$(938)	$(811)
United States	611	(14,167)	(13,556)
	$738	$(15,105)	$(14,367)

19.	Income taxes (continued)
The tax effect of temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2013 and 2012 are presented below:

	2013	2012
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$226,314	$184,845
Pension and OPEB	31,433	5,011
Acquisition related costs	5,152	5,134
Outside basis in partnership	—	2,533
Regulatory accounts	—	4,013
Financial derivatives	—	211
Environmental obligation	23,076	22,414
Production tax credit	1,633	673
Reserves not currently deductible	2,397	1,276
Other	2,780	136
Total deferred income tax assets	292,785	226,246
Less: Valuation allowance	(15,667)	(15,062)
Total deferred tax assets	277,118	211,184
Deferred tax liabilities:
Property, plant and equipment	(267,344)	(219,573)
Intangible assets	(8,321)	(5,478)
Outside basis in partnership	(2,210)	—
Regulatory accounts	(24,745)	—
Financial derivatives	(7,675)	—
Total deferred tax liabilities	(310,295)	(225,051)
Net deferred tax assets/(liabilities)	$(33,177)	$(13,867)

The valuation allowance for deferred tax assets as of December 31, 2013 was $(15,667) (2012 $(15,062)). The valuation allowance at December 31, 2013 was primarily related to operating losses that, in the judgment of management, are not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carry back and carry forward periods), projected future taxable income, and tax-planning strategies in making this assessment.
Deferred income taxes are classified in the financial statements as:

	2013	2012
Current deferred income tax asset	$19,652	$10,567
Non-current deferred income tax asset	86,632	77,497
Current deferred income tax liability	(2,308)	(1,133)
Non-current deferred income tax liability	(137,153)	(100,798)
	$(33,177)	$(13,867)

19.	Income taxes (continued)

As at December 31, 2013, the Company had non-capital losses carry forwards available to reduce future year’s taxable income, which expire as follows:

Year of expiry	Non-capital loss carry forwards
2015	$5,426
2016 and onwards	463,610
$469,036